Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005520 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000005520 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005520 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005520 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005520 | KKR
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005520 | Crown Castle
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005520 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005520 | HCA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | Structured Agency Credit Risk Debt Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005520 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000005520 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000005520 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005520 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005520 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005520 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005520 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005520 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005520 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005521 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000005521 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005521 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005521 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005521 | KKR
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005521 | Crown Castle
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005521 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005521 | HCA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | Structured Agency Credit Risk Debt Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005521 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000005521 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000005521 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005521 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005521 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005521 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005521 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005521 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005521 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%